Derivative financial assets and liabilities - cash flow hedges (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Gains (losses) on cash flow hedges	€ 31	€ (3)
Cash flow hedges
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Ineffectiveness and discontinued hedges	(5)	4	€ 12
Tax expense/(benefit)	(36)	27	(48)
Items relating to discontinued operations, net of tax	9	1	(21)
Total recognized in the Consolidated Income Statement	107	(26)	171
Cash flow hedges | Currency risk | Net revenues
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Reclassification adjustments	100	8	243
Cash flow hedges | Currency risk | Cost of revenue
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Reclassification adjustments	(17)	(96)	(31)
Cash flow hedges | Currency risk | Net financial income (expense)
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Reclassification adjustments	2	(22)	34
Cash flow hedges | Currency risk | Results from investments
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Reclassification adjustments	24	28	26
Cash flow hedges | Interest rate risk | Net financial income (expense)
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Reclassification adjustments	0	(3)	(4)
Cash flow hedges | Interest rate risk | Results from investments
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Reclassification adjustments	1	(1)	(1)
Cash flow hedges | Commodity price risk | Cost of revenue
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Reclassification adjustments	€ 29	€ 28	€ (39)